FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
12.	FAIR VALUE MEASUREMENTS
Authoritative literature provides a fair value hierarchy, which prioritizes the input to valuation techniques used to measure fair values into three broad levels. The level in the hierarchy within which the fair value measurements in its entirety is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1 – inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•
Level 2 – inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•
Level 3 – inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models and similar techniques.

The carrying values of cash equivalents, long-term deposits and other long-term liabilities approximated fair values and were classified as level 2 in the fair value hierarchy.
The estimated fair values of long-term debt as of December 31, 2024 and 2023, were approximately $
2,052,327
and $
2,113,560
, respectively, as compared to their carrying values, excluding unamortized deferred financing costs and original issue premiums, of $
2,171,751
and $
2,347,128
, respectively. Fair values for the senior notes were estimated based on recent trades, if available, and indicative pricing from market information and were classified as level 2 in the fair value hierarchy. Fair values for the credit facilities approximated their carrying values as the instruments carried variable interest rates that approximated the market rates and were classified as level 2 in the
fair value hierarchy.
As of December 31, 2024 and 2023, the Company did not have any non-financial
assets or liabilities that were recognized or disclosed at fair value in the accompanying consolidated financial statements.